Schedule of revenue (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Total revenue		€ 6,536		€ 6,931
LPG related Services [Member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 7.2	6,167	$ 7.6	6,931
Engineering Services [Member]
IfrsStatementLineItems [Line Items]
Total revenue		€ 369